Related Party Transactions (Details Narrative)										12 Months Ended
	Aug. 04, 2020 shares	Aug. 02, 2020 shares	May 24, 2020 USD ($)	Apr. 18, 2020 CAD ($)	Jun. 24, 2019	May 24, 2019 USD ($)	Feb. 27, 2019 USD ($) shares	Feb. 27, 2019 USD ($) shares	Feb. 27, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 29, 2019 $ / shares	Mar. 26, 2019 USD ($)	Mar. 26, 2019 CAD ($)	Jan. 28, 2019 USD ($)	Jan. 28, 2019 CAD ($)
Debt instrument, principal amount							$ 2,845,414	$ 2,845,414	$ 2,845,414
Number of shares issued for services, shares | shares	378,597	408,163
Debt conversion shares issued | shares							19,711,362
Cancellation of warrants | shares										100,909
General and administrative expenses										$ 2,046,573	$ 411,019
Stock based compensation										928,795
CAD [Member]
Debt instrument, principal amount							$ 3,740,431	$ 3,740,431	$ 3,740,431
CHT Agreement [Member] | CAD [Member] | Cash Payment [Member]
Repayments to related party debt				$ 230,170
CHT Agreement [Member] | CAD [Member] | Legal Fees in Connection with Agreement [Member]
Repayments to related party debt				$ 25,170
Executive Consulting Agreement [Member]
Repayments to related party debt										2,194,963	172,091
Interest expenses on debt										$ 1,874,963
Common stock owed | shares										15,624,694
General and administrative expenses										$ 1,040,694	$ 172,091
Executive Consulting Agreement [Member] | General and Administrative Expense [Member]
Stock based compensation										$ 720,964
Directors [Member]
Number of shares issued for services, shares | shares	775,194
Multiple Parties [Member]
Number of shares issued for services, shares | shares								634,189
Number of shares issued for services								$ 1,268,378
Scott Woodrow [Member] | Exchange Agreement [Member]
Debt conversion shares issued | shares									475,642
Benjamin Kaplan [Member]
Warrants exercise price | $ / shares										$ 0.01
Cancellation of warrants | shares										3,358,498
General and administrative expenses										$ 720,695
Benjamin Kaplan [Member] | Executive Consulting Agreement [Member]
Warrants exercise price | $ / shares												$ 0.01
Term of notes					24 months
Related Party [Member]
Number of shares issued for services, shares | shares	775,194
Two Convertible promissory Notes [Member]
Debt instrument, principal amount										256,520
Debt original issue discount										$ 23,320
Aggregate of warrants | shares										2,565,200
Warrants exercise price | $ / shares										$ 0.01
Term of notes										18 months
Debt instrument, interest rate										8.00%
Convertible Promissory Note One [Member]
Debt instrument, principal amount										$ 178,189
Debt instrument, maturity date										Jul. 17, 2021
Convertible Promissory Note Two [Member]
Debt instrument, principal amount										$ 78,331
Debt instrument, maturity date										Jul. 29, 2021
Convertible Promissory Note Three [Member]
Debt instrument, principal amount										$ 11,000
Debt original issue discount										$ 1,000
Aggregate of warrants | shares										110,000
Warrants exercise price | $ / shares										$ 0.01
Term of notes										18 months
Debt instrument, interest rate										8.00%
Debt instrument, maturity date										May 11, 2022
Debt instrument conversion price per share | $ / shares										$ 0.01
Demand Non-Interest Secured Promissory Notes [Member]
Debt instrument, principal amount															$ 85,756
Debt original issue discount															$ 18,841
Demand Non-Interest Secured Promissory Notes [Member] | CAD [Member]
Debt instrument, principal amount																$ 125,000
Debt original issue discount																$ 25,000
Demand Non-Interest Unsecured Promissory Note [Member]
Debt instrument, principal amount													$ 98,351
Debt original issue discount													23,663
Repayments to related party debt			$ 85,756
Demand Non-Interest Unsecured Promissory Note [Member] | Repayment of Debt [Member]
Repayments to related party debt						$ 95,351
Demand Non-Interest Unsecured Promissory Note [Member] | CAD [Member]
Debt instrument, principal amount														$ 131,683
Debt original issue discount													$ 31,683
2018 Converted Debt [Member] | Exchange Agreement [Member]
Debt instrument, principal amount							$ 3,145,777	$ 3,145,777	$ 3,145,777
Debt conversion shares issued | shares							20,350,573	20,350,573
Cancellation of warrants | shares							560,461	560,461	560,461